S000026554 [Member] Investment Objectives and Goals - iShares Russell Top 200 Value ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Russell Top 200 Value ETF IWX | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics.